RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)																				1 Months Ended		3 Months Ended
	Mar. 15, 2016	Feb. 01, 2016	Jan. 26, 2016	Dec. 08, 2014	Sep. 21, 2014	Sep. 17, 2014	May 27, 2014	Mar. 10, 2014	Jan. 26, 2014	Jan. 09, 2014	Dec. 13, 2013	Oct. 08, 2013	Jul. 31, 2013	Apr. 30, 2013	Apr. 10, 2013	Nov. 20, 2012	Nov. 05, 2012	Feb. 29, 2012	Jul. 25, 2011	Feb. 24, 2015	Feb. 24, 2015	Sep. 30, 2015	Jun. 30, 2016	Dec. 31, 2015	Sep. 30, 2014	Jun. 19, 2013	Mar. 18, 2013	Nov. 06, 2012
Number of common stock issued upon new issue			1,000,000	209,041	280,592											331,859
Common stock, shares issued																						167,952,595	243,051,884	180,502,443	50,109,036
Stock issued during period, shares, issued for services	85,000	540,000								345,132		88,496										8,035,000
2014 Plan [Member]
Vesting period																					2 years
Share price																				$ 0.14	$ 0.14
Subscription Agreement [Member]
Number of common stock issued upon new issue						2,866,194
Executive Vice President [Member]
Payment for management fee													$ 15,000
Aggregate cost of investment													$ 2,000,000						$ 450,000
Share-based compensation arrangement by share-based payment award, number of shares authorized								200,000			353,982			168,142												44,248	44,248	44,248
Share-based compensation arrangement by share-based payment award, shares purchased for award														168,142
Stock issued during period, shares, issued for services								200,000			353,982						44,248
Executive Vice President [Member] | Management Services Agreement [Member]
Related party transaction, rate																			75.00%
Payment for management fee																			$ 10,000
Number of common stock issued upon new issue																			110,620
Chief Executive Officer [Member]
Aggregate cost of investment																			$ 2,000,000
Share-based compensation arrangement by share-based payment award, number of shares authorized								250,000			424,779			203,540												53,098	53,098	53,098
Share-based compensation arrangement by share-based payment award, shares purchased for award														230,089
Stock issued during period, shares, issued for services								250,000			424,779						53,098
Chief Executive Officer [Member] | Employment Agreement [Member]
Payment for management fee																		$ 15,000
Board Of Directors Chairman [Member]
Share-based compensation arrangement by share-based payment award, number of shares authorized								220,000			353,982			230,089												44,248	44,248	44,248
Share-based compensation arrangement by share-based payment award, shares purchased for award														203,540
Stock issued during period, shares, issued for services								220,000			353,982						44,248
Chief Carbon Officer General Counsel [Member]
Share-based compensation arrangement by share-based payment award, number of shares authorized								180,000			283,186			88,496												35,399	35,399	35,399
Share-based compensation arrangement by share-based payment award, shares purchased for award														88,496
Stock issued during period, shares, issued for services								180,000			283,186
Mr. Radom [Member] | Service and Consulting Agreement [Member]
Related party transaction, rate															75.00%
Mr. Radom [Member] | Service and Consulting Agreement [Member] | Minimum [Member]
Payment for management fee															$ 7,000
Mr. Radom [Member] | Service and Consulting Agreement [Member] | Maximum [Member]
Payment for management fee															$ 10,000
Talya Levy-Tytiun ("Talya") [Member] | Subscription Agreement [Member]
Debt instrument, face amount									$ 400,000
Common stock, shares issued									1,739,130
Description of subscription agreement

The Company was obligated to issue Talya additional shares of the Company, if, six months from the date of the agreement her ownership in the Company would be reduced below 12.3%. In addition, the Company guaranteed that if on the first anniversary of the agreement, the share price of the Company common stock was 0.23$ per share or less, the Company shall transfer Talya such amount necessary to make Talya whole and reimburse her for any loss due to her investment.

Mr. Brosh [Member]
Number of shares granted							200,000
Weighted average exercise price							$ 0.01
Vesting period							2 years
Management [Member]
Number of shares granted																				1,775,000
Vesting period																				2 years
Stock issued during period, shares, issued for services																				7,450,000
Management [Member] | Stock Compensation Plan [Member]
Number of shares granted																				1,450,000